UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-4870

GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30

Date of reporting period:	08/31/05

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FORM N-Q

Item 1.	Schedule of Investments.

General New York Municipal Money Market Fund
Statement of Investments
August 31, 2005 (Unaudited)

	Principal
Tax Exempt Investments--100.1%	Amount ($)		Value ($)

New York--97.9%

Albany City School District, GO Notes, RAN
3.25%, 10/28/2005	3,500,000		3,504,283
Albany Industrial Development Agency :
Civic Facility Revenue:
(Albany College of Pharmacy)
2.57% (LOC; SunTrust Bank)	4,000,000	a	4,000,000
(Albany Medical Center Hospital)
2.52% (LOC; Key Bank)	5,000,000	a	5,000,000
Refunding (Albany Institution History and Art)
2.62% (LOC; Key Bank)	2,075,000	a	2,075,000
(Renaissance Corp. Albany Project)
2.60% (LOC; M&T Bank)	3,315,000	a	3,315,000
(University of Albany Foundation Student)
2.49% (Insured; AMBAC and Liquidity
Facility; Key Bank)	600,000	a	600,000
IDR:
(Davies Office Refurbishing)
2.56% (LOC; HSBC Bank USA)	2,375,000	a	2,375,000
2.56% (LOC; HSBC Bank USA)	1,650,000	a	1,650,000
(Newkirk Productions Inc.)
2.56% (LOC; Bank of America)	1,130,000	a	1,130,000
Allegany County, GO Notes, BAN 3.50%, 12/8/2005
(LOC; DEPFA Bank PLC)	3,000,000		3,010,403
Babylon Industrial Development Agency, IDR
(J. D'Addario and Co. Inc. Project)
2.50% (LOC; Bank of America)	1,200,000	a	1,200,000
Beacon, GO Notes, BAN 3%, 12/23/2005	2,000,000		2,004,842
Commack Union Free School District, GO Notes
3.25%, 11/18/2005	13,000,000		13,016,084
Erie County Industrial Development Agency:	.
Civic Facility Revenue:
(Hauptman-Woodward Project)
2.57% (LOC; Key Bank)	2,400,000	a	2,400,000
(Multi-Mode-UCP Association)
2.57% (LOC; Key Bank)	5,010,000	a	5,010,000
(People Inc. Project)
2.57% (LOC; Key Bank)	2,815,000	a	2,815,000
IDR (MMARS 3rd Program-B&G Properties)
2.70% (LOC; HSBC Bank USA)	1,095,000	a	1,095,000
School Facility Revenue
(City School District. Buffalo Project)
2.51% (Insured; FSA and Liquidity Facility; Goldman Sachs)	4,220,000	a	4,220,000
Freeport, GO Notes, BAN
4%, 7/27/2006	2,230,000		2,252,854
Hempstead Industrial Development Agency, IDR
Refunding (Trigen-Nassau Energy)
2.40 (LOC; Societe Generale)	5,200,000	a	5,200,000
Islip, GO Notes, BAN 3%, 11/23/2005	1,800,000		1,803,183
Islip Industrial Development Agency, IDR

(Brentwood Distribution Co.
Facility) 2.55% (LOC; Bank of America)	1,000,000	a	1,000,000
Metropolitian Transportation Authority,
Transportation Revenue, CP:
2.75%, 11/4/2005 (LOC; ABN-AMRO)	8,400,000		8,400,000
2.60%, 11/8/2005 (LOC; ABN-AMRO)	18,000,000		18,000,000
2.70%, 11/8/2005 (LOC; ABN-AMRO)	17,500,000		17,500,000
Monroe County Industrial Development Agency:
Civic Facility Revenue:
(Heritage Christian Home Project)
2.57% (LOC; Key Bank)	2,985,000	a	2,985,000
(YMCA of Greater Rochester)
2.54% (LOC; M&T Bank)	5,520,000	a	5,520,000
College and University Revenue
(Monroe Community College)
2.57% (LOC; M&T Bank)	3,500,000	a	3,500,000
IDR (Jamestown Continental)
2.70% (LOC; HSBC Bank USA)	890,000	a	890,000
LR (Robert Weslayan)
2.57% (LOC; M&T Bank)	2,905,000	a	2,905,000
Nassau County Tobacco Settlement Corporation,
Tobacco Settlement Revenue:
2.57% (Liquidity Facility; Merrill Lynch)	10,800,000	a	10,800,000
2.57% (Liquidity Facility; Merrill Lynch)	5,000,000	a	5,000,000
Nassau Regional Off Track Betting Corp.,
Betting Corporation Revenue
(Nassau County Suport Agreement)
4%, 7/1/2006 (Insured; MBIA)	1,455,000		1,466,814
New York, GO Notes:
3%, 3/15/2006	3,000,000		3,007,859
Refunding 2.50%, 10/15/2005	3,170,000		3,170,963
New York City, GO Notes
2.55% (Liquidity Facility; Merrill Lynch)	9,320,000	a	9,320,000
New York City Housing Development Corporation,
MFHR (Parkview Apartments)
2.40% (LOC; Citibank)	1,000,000	a	1,000,000
New York City Industrial Development Agency
Civic Facility Revenue:
(Brooklyn United Methodist Project)
2.50% (LOC; The Bank of New York)	2,700,000	a	2,700,000
(Columbia Grammar and Preparatory)
2.55% (LOC; Allied Irish Banks)	1,900,000	a	1,900,000
(Jamaica First Parking LLC Project)
2.50% (LOC; JPMorgan Chase Bank)	9,525,000	a	9,525,000
(Mercy College Project)
2.55% (LOC; Key Bank)	3,900,000	a	3,900,000
IDR (Allway Tools Inc. Additional Project)
2.57% (LOC; Citibank)	2,035,000	a	2,035,000
New York City Transitional Finance Authority,
Income Tax Revenue
(Future Tax Secured):
2.28% (Liquidity Facility; Citibank)	10,200,000	a	10,200,000
New York Counties Tobacco Trust II, Tobacco Settlement Revenue
2.57% (Liquidity Facility; Merrill Lynch)	5,215,000	a	5,215,000
New York State Dormitory Authority:
Revenues:
(Mount Sinai Health)
2.55% (Liquidity Facility; Merrill Lynch)	9,335,000	a	9,335,000

(Oxford University Press Inc.)
2.37% (LOC; Landesbank Hessen-Thuringern Girozentrale)	6,800,000	a	6,800,000
(Park Ridge Hospital Inc.)
2.52% (LOC; JPMorgan Chase Bank)	10,800,000	a	10,800,000
(Putter Program)
2.52% (Insured; Radian and Liquidity Facility; JPMorgan Chase Bank)	3,745,000	a	3,745,000
New York State Energy Research and Development Authority,
Electric Facilities Revenue (Long Island Lighting Co.)
2.40% (LOC; Royal Bank of Scotland)	2,200,000	a	2,200,000
New York State Housing Finance Agency, Revenue:
(33 West End Avenue Apartments)
2.39% (LOC; HSBC Bank USA)	9,000,000	a	9,000,000
(250 West 93rd Street)
2.37% (LOC; Bank of America)	13,000,000	a	13,000,000
(360 West 43rd Street)
2.38% (LOC; FNMA)	2,000,000	a	2,000,000
(400 3rd Avenue Apartments)
2.39% (LOC; Key Bank)	5,500,000	a	5,500,000
(Chelsea 27th Street Apartments)
2.46% (Insured; FNMA and Liquidity Facility; FNMA)	22,200,000	a	22,200,000
(East 39 Street Housing)
2.40% (Insured; FNMA and Liquidity Facility; FNMA)	4,800,000	a	4,800,000
(Hospital Special Surgery Staff)
2.47% (LOC; JPMorgan Chase Bank)	3,200,000	a	3,200,000
(Rip Van Winkle House)
2.51% (Insured; FHLMC and
Liquidity Facility; FHLMC)	5,800,000	a	5,800,000
(Sea Park West Housing)
2.38% (Insured; FHLMC and
Liquidity Facility; FHLMC)	3,750,000	a	3,750,000
(South Cove Plaza)
2.46% (LOC; FHLMC)	1,410,000	a	1,410,000
(Tower 31 Housing)
2.40% LOC; Bank of America)	10,000,000	a	10,000,000
(Tribeca)
2.38% (Insured; FMNA)	7,900,000	a	7,900,000
(Union Square South Housing)
2.38% (Insured; FMNA)	5,000,000	a	5,000,000
(Victory Housing)
2.38% (LOC; FHLMC)	14,500,000	a	14,500,000
(Worth Street)
2.38% (LOC; FNMA)	12,000,000	a	12,000,000
New York State Mortgage Agency, Revenue
2.56% (Liquidity Facility; Citibank)	6,745,000	a	6,745,000
New York State Power Authority,
Electric Revenue, CP:
2.55%, 9/13/2005 (Liquidity Facility; Bank of Nova Scotia,
Landesbank Baden Wurttemburg, JPMorgan Chase Bank, State
Street Bank and Trust, Bank of New York, Wachovia Bank)	15,000,000		15,000,000
2.70%, 9/12/2005 (Liquidity Facility; Bank of Nova Scotia,
Landesbank Baden Wurttemburg, JPMorgan Chase Bank, State
Street Bank and Trust, Bank of New York, Wachovia Bank)	9,186,000		9,186,000
New York State Thruway Authority
General Revenue, BAN 2.25%, 10/6/2005	4,000,000		4,000,369
New York State Urban Development Corporation,
Correctional and Youth Facilities Service Revenue
2.54% (Liquidity Facility; Merrill Lynch)	3,500,000	a	3,500,000
Niagara County Industrial Development Agency,

Civic Facility Revenue (NYSARC Inc.)
2.57% (LOC; Key Bank)	2,900,000	a	2,900,000
Northport-East Northport
Union Free School District GO Notes
4%, 6/30/2006	5,000,000		5,047,672
Oneida County Industrial Development Agency,
IDR (CMB Oriskany)
2.65% (LOC; The Bank of New York)	2,210,000	a	2,210,000
Ontario County Industrial Development Agency:
Civic Facility Revenue
(Friends Finger Lake)
2.55% (LOC; Citizens Bank of Massachusetts)	3,395,000	a	3,395,000
IDR
(Robert C. Horton/Ultrafab)
2.65% (LOC; JPMorgan Chase Bank)	1,400,000	a	1,400,000
Otsego County Industrial Development Agency,
Civic Facility Revenue
(Noonan Community Service Corporation Project)
2.52% (LOC; FHLB)	2,000,000	a	2,000,000
Port Authority of New York and New Jersey,
Special Obligation Revenue
(Versatile Structure Obligation):
2.37% (Liquidity Facility; Bank of Nova Scotia)	47,900,000	a	47,900,000
2.37% (Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)	15,500,000	a	15,500,000
Poughkeepsie Industrial Development Agency,
Senior Living Facility Revenue
(Manor at Woodside Project) 2.55%
(LOC; The Bank of New York)	5,000,000	a	5,000,000
Roaring Fork Municipal Products LLC, Revenue
2.56% (Liquidity Facility; Bank of New York)	8,125,000	a	8,125,000
Sachem Central School District of Holbrook, GO Notes
3.75%, 6/22/2006	19,220,000		19,369,192
Saint Lawrence County Industrial Development Agency:
Civic Facility Revenue (Canton-Potsdam
Hospital Project) 2.52% (LOC; Key Bank)	5,808,000	a	5,808,000
IDR (Newspapers Corp.)
2.64% (LOC; Key Bank)	2,240,000	a	2,240,000
Schenectady County Industrial Development
Agency, Civic Facility Revenue
(Sunnyview Hospital and Rehabilitation Center)
2.52% (LOC; Key Bank)	4,000,000	a	4,000,000
Schoharie County Industrial Development Agency,
Civic Facility Revenue (Bassett Hospital Project)
2.57% (LOC; Key Bank)	1,600,000	a	1,600,000
Southeast Industrial Development Agency, IDR
(Unilock New York Inc. Project)
2.55% (LOC; Bank One)	1,800,000	a	1,800,000
Suffolk County Industrial Development Agency, IDR:
(Belmont Villas LLC Facility)
2.53% (Insured; FNMA and Liquidity Facility; FNMA)	6,255,000	a	6,255,000
(BIO-Botanica Inc. Project)
2.53% (LOC; Citibank)	3,570,000	a	3,570,000
Syracuse Industrial Development Agency,
Civic Facility Revenue, Refunding
(Crouse Health Hospital)
2.46% (LOC; M&T Bank)	4,000,000	a	4,000,000
Ulster County Industrial Development Agency,
IDR (Kingston Block and Masonry)

2.65% (LOC; The Bank of New York)	3,175,000	a	3,175,000
Warren and Washington Counties Industrial Development
Agency, IDR (Angiodynamics Project)
2.64% (LOC; Key Bank)	3,060,000	a	3,060,000
Westchester County Industrial Development
Agency, Civic Facility Revenue:
Refunding (Rye Country Day School Project)
2.40% (LOC; Allied Irish Banks)	5,000,000	a	5,000,000
(Westhab Community Facilities)
2.55% (Bank of New York)	5,825,000	a	5,825,000
(Young Women's Christian Association)
2.50% (LOC; The Bank of New York)	4,350,000	a	4,350,000
Westchester Tobacco Aset Securitization Corporation
Tobacco Settlement Asset Backed, Revenue
2.57% (Liquidity Facility; Merrill Lynch)	4,400,000	a	4,400,000
Yonkers Industrial Development Agency:
Civic Facility Revenue
(Consumers Union Facility)
2.40 (LOC; Bank of New York)	900,000	a	900,000
IDR (104 Ashburton Avenue LLC)
2.55% (LOC; Key Bank)	2,925,000	a	2,925,000

U.S. Related--2.2%

Commonwealth of Puerto Rico, Fuel Sales Tax Revenue
2.47% (Insured; MBIA and Liquidity Facility;
JPMorgan Chase Bank)	5,210,000	a	5,210,000
Puerto Rico Municipal Finance Agency, Revenue
2.47% (Insured; FSA and Liquidity Facility;
JPMorgan Chase Bank)	6,500,000	a	6,500,000
Puerto Rico Public Finance Corporation, Revenue
(Putters Program) 2.51% (Insured; AMBAC
and Liquidity Facility; JPMorgan Chase Bank)	1,000,000	a	1,000,000

Total Investments (cost $573,453,518)	100.1%		573,453,518

Liabilities, Less Cash and Receivables	(.1%)		(449,866)

Net Assets	100.0%		573,003,652

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corporation
BAN		Bond Anticipation Notes
CIFG		CDC Ixis Financial Guaranty
COP		Certificate of Participation
CP		Commercial Paper
EDR		Economic Development Revenue
EIR		Environment Improvement Revenue
FGIC		Financial Guaranty Insurance Company
FHLB		Federal Home Loan Bank
FHLMC		Federal Home Loan Mortgage Corporation
FNMA		Federal National Mortgage Association
FSA		Financial Security Assurance
GAN		Grant Anticipation Notes
GIC		Guaranteed Investment Contract
GNMA		Government National Mortgage Association
GO		General Obligation
HR		Hospital Revenue
IDR		Industrial Development Revenue
LOC	Letter of Credit
LOR		Limited Obligation Revenue
LR	Lease Revenue
MBIA	Municipal Bond Investors Assurance Insurance Corporation
MFHR		Multi-Family Housing Revenue
MFMR		Multi-Family Mortgage Revenue
PCR		Pollution Control Revenue
RAC		Revenue Anticipation Certificates
RAN		Revenue Anticipation Notes
RAW		Revenue Anticipation Warrants
RRR		Resources Recovery Revenue
SAAN		State Aid Anticipation Notes
SFHR		Single Family Housing Revenue
SFMR		Single Family Mortgage Revenue
SWDR		Solid Waste Disposal Revenue
TAN		Tax Anticipation Notes
TAW		Tax Anticipation Warrants
TRAN	Tax and Revenue	Anticipation Notes
XLCA		XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody's	or	Standard & Poor's	Value (%)*

F1+, F1		VMIG1, MIG1, P1		SP1+, SP1, A1+, A1	91.6
AAA, AA, A b		Aaa, Aa, A b		AAA, AA, A b	1.3
Not Rated c		Not Rated c		Not Rated c	7.1

100.0

* Based on total investments.
a Securities payable on demand. Variable interest rate--subject to periodic change.
b Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
c Securities which, while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

Securities valuation policies and other investments related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	October 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	October 25, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	October 25, 2005

EXHIBIT INDEX

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

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